Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Investment Objective
The Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Stone Ridge U.S. Small Cap Variance Risk Premium Fund		Class I	Class M
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.15%
Other Expenses		0.30%	0.30%
Total Annual Fund Operating Expenses		1.55%	1.70%
(Fee Waiver and/or Expense Reimbursement)/Recoupment	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment		1.56%	1.71%
[1]	Through February 28, 2018, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares of the average daily net assets attributable to such Class of shares of the Fund. The Adviser shall be permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Stone Ridge U.S. Small Cap Variance Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	159	491	846	1,846
Class M Shares	174	537	924	2,009

Expense Example, No Redemption - Stone Ridge U.S. Small Cap Variance Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	159	491	846	1,846
Class M Shares	174	537	924	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) put options related to U.S. small cap securities. The Fund may also pursue its investment objective by writing (selling) call options related to U.S. small cap securities. The Adviser considers U.S. small cap securities to include the securities of U.S. small cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. small cap companies. For purposes of the Fund’s investment strategy, the Adviser currently considers small cap companies to include those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser’s definition of small cap companies had a market capitalization of $3.4 billion as of February 6, 2017. The market capitalization of the largest small cap company will fluctuate over time. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, the Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF or index, depending on the terms of the option.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement.

The Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Fund may at times write options on equities, ETFs and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to generate additional income.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.
Principal Investment Risks
The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” below). Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).
Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

When the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.
Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurance that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. The Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Fund economic leverage. The Fund may also borrow to meet redemption requests. Therefore, the Fund is subject to leverage risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost the Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Fund’s return. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact the Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Fund enters into derivatives contracts relating to equity securities, the Fund is exposed to fluctuations in the value of the underlying equity securities. The Fund may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Fund, or that the Fund owns directly, decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.
Smaller Company Risk. The Fund may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.
ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering securities. The Fund could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by the Fund would bear adversely on Stone Ridge U.S. Variance Risk Premium Master Fund’s and Stone Ridge Global Equity Variance Risk Premium Master Fund’s qualification as RICs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.

Best Quarter	Worst Quarter
Q3 2016 5.55%	Q3 2015 (5.07)%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Total Returns - Stone Ridge U.S. Small Cap Variance Risk Premium Fund	One Year	Since Inception	Inception Date
Class I Shares	6.90%	6.37%	May 01, 2013
Class I Shares | Return After Taxes on Distributions	6.50%	5.04%	May 01, 2013
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	4.24%	4.63%	May 01, 2013
Class M Shares	6.62%	6.19%	May 01, 2013
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.33%	0.13%	May 01, 2013

After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).